Goodwill and Other Intangible Assets, Net Goodwill and Other Intangible Assets, Net - Hypothetical Key Assumptions (Details) - Natural Product Solutions	Nov. 30, 2019
Goodwill [Line Items]
Reporting Unit, Percentage Of Existing Headroom	8.30%
Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Sensitivity Analysis of Fair Value, Goodwill Impairment Test, Impact of 50 Basis Points Increase Of Measurement Input Assumption To Resulting Headroom	(0.30%)
Measurement Input, Terminal Growth [Member]
Goodwill [Line Items]
Sensitivity Analysis of Fair Value, Goodwill Impairment Test, Impact of 50 Basis Points Decrease Of Measurement Input Assumption To Resulting Headroom	(3.40%)
Valuation, Income Approach [Member] | Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Alternative Investment, Measurement Input	0.075
Valuation, Income Approach [Member] | Measurement Input, Terminal Growth [Member]
Goodwill [Line Items]
Alternative Investment, Measurement Input	0.030